Income Taxes - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax [Line Items]
Applicable tax rate	26.50%	26.50%
Unrecognized deductible temporary differences	$ 528,540	$ 274,641
Northwest Territories Mining Royalty [Member]
Income Tax [Line Items]
Unrecognized deductible temporary differences	$ 277,800	$ 57,800